Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Stock-Based Compensation
Schedule of stock awards outstanding

	As of December 31, 2015
	DISH Network Awards		EchoStar Awards
Stock Awards Outstanding	Stock Options	Restricted Stock Units	Stock Options	Restricted Stock Units
Held by DISH DBS employees	6,807,169	1,382,250	44,548	—

Schedule of exercise prices for stock options outstanding and exercisable associated with employees

			Options Outstanding			Options Exercisable
			Number Outstanding as of December 31, 2015	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable as of December 31, 2015	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price
$—	-	$10.00	236,379	2.38	$6.35	236,379	2.38	$6.35
$10.01	-	$20.00	1,944,187	4.44	$15.48	144,187	3.72	$16.67
$20.01	-	$30.00	1,892,978	4.97	$26.33	1,171,378	4.54	$26.12
$30.01	-	$40.00	1,633,075	6.77	$36.12	227,975	6.24	$35.07
$40.01	-	$50.00	21,400	5.75	$44.65	8,000	3.15	$42.92
$50.01	-	$60.00	113,500	7.07	$58.09	24,000	4.71	$57.92
$60.01	-	$70.00	945,650	8.18	$66.37	95,150	7.73	$64.01
$70.01	-	$80.00	20,000	4.00	$72.89	20,000	4.00	$72.89
$—	-	$80.00	6,807,169	5.64	$31.17	1,927,069	4.56	$26.87

Schedule of stock option activity associated with employees

	For the Years Ended December 31,
	2015		2014		2013
	Options	Weighted- Average Exercise Price	Options	Weighted- Average Exercise Price	Options	Weighted- Average Exercise Price
Total options outstanding, beginning of period (1)	10,214,344	$25.29	11,938,090	$22.49	13,018,490	$18.99
Granted	452,000	$69.11	667,750	$63.23	2,225,500	$36.75
Exercised	(1,731,975)	$16.26	(2,233,496)	$20.49	(3,172,900)	$14.70
Forfeited and cancelled	(2,127,200)	$23.12	(158,000)	$41.84	(133,000)	$30.25
Total options outstanding, end of period	6,807,169	$31.17	10,214,344	$25.29	11,938,090	$22.49
Performance based options outstanding, end of period (2)	3,904,500	$28.03	5,926,500	$25.15	6,468,500	$24.92
Exercisable at end of period	1,927,069	$26.87	3,107,544	$19.81	4,061,289	$17.88

(1)

The beginning of period weighted-average exercise price for the year ended December 31, 2013 of $18.99 does not reflect the 2012 Stock Option Adjustment, which occurred subsequent to December 31, 2012.

(2)	These stock options are included in the caption “Total options outstanding, end of period.” See discussion of the 2005 LTIP, 2008 LTIP, 2013 LTIP and Other Employee Performance Awards below.

Schedule of realized tax benefits from stock awards exercised

	For the Years Ended December 31,
	2015	2014	2013
	(In thousands)
Tax benefit from stock awards exercised	$33,716	$42,334	$37,583

Schedule of aggregate intrinsic value of stock options associated with employees

	As of December 31, 2015
	Options	Options
	Outstanding	Exercisable
	(In thousands)
Aggregate intrinsic value	$186,144	$59,395

Schedule of restricted stock unit activity associated with employees

	For the Years Ended December 31,
	2015		2014		2013
	Restricted Stock Awards	Weighted- Average Grant Date Fair Value	Restricted Stock Awards	Weighted- Average Grant Date Fair Value	Restricted Stock Awards	Weighted- Average Grant Date Fair Value
Total restricted stock units outstanding, beginning of period	1,731,332	$32.60	1,863,165	$29.27	1,076,748	$22.82
Granted	62,530	$68.79	316,500	$63.57	990,000	$36.53
Vested	(125,280)	$63.92	(278,000)	$45.04	(135,250)	$29.19
Forfeited and cancelled	(286,332)	$29.67	(170,333)	$33.43	(68,333)	$32.91
Total restricted stock units outstanding, end of period (1)	1,382,250	$32.01	1,731,332	$32.60	1,863,165	$29.27

(1)	All restricted stock units outstanding are Restricted Performance Units. See discussion of the 2005 LTIP, 2008 LTIP, 2013 LTIP and Other Employee Performance Awards below.

Schedule of awards outstanding pursuant to performance-based stock incentive plans

	As of December 31, 2015
Performance Based Stock Options	Number of Awards	Weighted- Average Exercise Price
2013 LTIP	1,564,500	$42.63
Other employee performance awards	2,340,000	$18.27
Total	3,904,500	$28.03

Restricted Performance Units
2013 LTIP	782,250
Other employee performance awards	600,000
Total	1,382,250

Schedule of allocated non-cash, stock-based compensation expense for all employees

	For the Years Ended December 31,
	2015	2014	2013
	(In thousands)
Subscriber-related	$2,164	$1,859	$1,947
General and administrative	17,035	32,165	27,700
Total non-cash, stock based compensation	$19,199	$34,024	$29,647

Schedule of assumptions of Black-Scholes option valuation model

	For the Years Ended December 31,
Stock Options	2015			2014			2013
Risk-free interest rate	1.40%	-	2.19%	1.80%	-	2.84%	0.91%	-	2.66%
Volatility factor	26.42%	-	36.22%	28.53%	-	38.62%	32.37%	-	39.87%
Expected term of options in years	5.5	-	7.8	5.5	-	9.0	5.6	-	10.0
Weighted-average fair value of options granted	$16.14	-	$29.73	$19.08	-	$29.20	$14.49	-	$21.09

LTIP 2008, LTIP 2013 and Other
Stock-Based Compensation
Schedule of unrecognized non-cash, stock-based compensation expense

	For the Years Ended December 31,
Non-Cash, Stock-Based Compensation Expense Recognized	2015	2014	2013
	(In thousands)
2008 LTIP	$—	$—	$2,719
2013 LTIP	10,157	12,361	8,137
Other employee performance awards	1,694	14,095	4,045
Total non-cash, stock-based compensation expense recognized for performance based awards	$11,851	$26,456	$14,901

Schedule of non-cash, stock-based compensation expense recognized

Estimated Remaining Non-Cash, Stock-Based Compensation Expense	2013 LTIP	Other Employee Performance Awards
	(In thousands)
Expense estimated to be recognized during 2016	$7,112	$—
Estimated contingent expense subsequent to 2016	39,218	36,087
Total estimated remaining expense over the term of the plan	$46,330	$36,087